Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of maximum applicable income tax rates of other countries

	For the Year Ended December 31,
	2021	2022	2023
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	22.00%	22.00%	22.00%
Netherlands	25.00%	25.80%	25.80%

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2021	2022	2023
Current income tax expense	23,565	62,348	59,943
Deferred income tax expense/(benefit)	18,700	(7,245)	200,892
Total	42,265	55,103	260,835

Schedule of reconciliation of the income tax expense

	For the Year Ended December 31,
	2021	2022	2023
Loss before income tax expense	(3,974,684)	(14,382,001)	(20,458,918)
Income tax benefit computed at PRC statutory income tax rate of 25%	(993,671)	(3,595,500)	(5,114,730)
Non-deductible expenses	29,325	23,484	58,852
Foreign tax rates differential	100,690	395,543	481,318
Additional 100%/75% tax deduction for qualified research and development expenses	(546,805)	(750,736)	(1,432,723)
FDII Deduction	—	(10,356)	—
Tax exempted interest income	(2,194)	(8,847)	(25,017)
US tax credits	(30,273)	(45,446)	(36,746)
Prior year True-ups	286,693	110,581	242,392
Effect of tax rate change	—	490,855	—
Others	(1,206)	(5,154)	316
Change in valuation allowance	1,199,706	3,450,679	6,087,173
Income tax expense	42,265	55,103	260,835

Schedule of deferred tax assets and liabilities

	As of December 31,
	2021	2022	2023
Deferred tax assets
Net operating loss carry-forwards	7,294,844	9,711,744	14,850,298
Accrued and prepaid expenses	1,136,278	1,666,519	1,635,032
Deferred revenue	559,815	940,633	1,241,114
Tax credit carry-forwards	243,198	301,437	347,340
Property, plant and equipment, net	—	—	158,609
Unrealized financing expense	28,796	33,140	64,870
Intangible assets	85,439	89,328	59,375
Allowance against receivables	19,500	27,386	28,435
Deferred rent	—	29,731	80,240
Share-based compensation	10,695	6,951	19,846
Write-downs of inventory	713	452	47,733
Advertising expenses in excess of deduction limit	705	188	33
Equity securities without readily determinable fair value	—	—	953
Equity securities with readily determinable fair value	—	150	717
Unrealized foreign exchange loss	—	1,704	2,364
Others	711	4,224	3,539
Less: Valuation allowance	(9,216,725)	(12,727,355)	(18,538,828)
Subtotal	163,969	86,232	1,670

Deferred tax liabilities
Equity securities without readily determinable fair value	(15,975)	(6,435)	—
Equity securities with readily determinable fair value	(2,725)	—	—
Equity method investments	—	(5,170)	(7,283)
Available for sale debt investment	(6,499)	(206,734)	—
Equity securities	—	—	(206,734)
Property, plant and equipment, net	(143,512)	(86,082)	—
Deferred rent	(18,752)	—	—
Unrealized foreign exchange gain	(1,705)	—	—
Subtotal	(189,168)	(304,421)	(214,017)
Total deferred tax liabilities, net	(25,199)	(218,189)	(212,347)

Schedule of valuation allowance

	As of December 31,
	2021	2022	2023
Valuation allowance
Balance at beginning of the year	8,019,519	9,216,725	12,727,355
Additions	1,197,206	3,510,630	5,811,473
Balance at end of the year	9,216,725	12,727,355	18,538,828

Schedule of tax losses expiration dates

Loss expiring in 2024	2,045,428
Loss expiring in 2025	3,860,354
Loss expiring in 2026	2,380,002
Loss expiring in 2027	9,180,600
Loss expiring in 2028	14,701,895
Loss expiring in 2029	5,334,423
Loss expiring in 2030	156,199
Loss expiring in 2031	4,833,296
Loss expiring in 2032	7,153,295
Loss expiring in 2033	11,686,298
Total	61,331,790